Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 2,920	$ 4,011
Other provisions, ending balance	3,398	2,920
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,403	3,758
Additions	2,581	1,725
Amounts utilised	(1,781)	(2,394)
Unused amounts reversed	(349)	(607)
Exchange and other movements	33	(79)
Other provisions, ending balance	2,887	2,403
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	130	334
Additions	402	73
Amounts utilised	(203)	(158)
Unused amounts reversed	(34)	(107)
Exchange and other movements	61	(12)
Other provisions, ending balance	356	130
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,128	1,501
Additions	282	1,132
Amounts utilised	(660)	(1,255)
Unused amounts reversed	(158)	(279)
Exchange and other movements	13	29
Other provisions, ending balance	605	1,128
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	788	1,454
Additions	1,674	288
Amounts utilised	(837)	(838)
Unused amounts reversed	(49)	(90)
Exchange and other movements	70	(26)
Other provisions, ending balance	1,646	788
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	357	469
Additions	223	232
Amounts utilised	(81)	(143)
Unused amounts reversed	(108)	(131)
Exchange and other movements	(111)	(70)
Other provisions, ending balance	280	357
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	517	537
Net change in expected credit loss provision and other movements	(6)	(20)
Other provisions, ending balance	$ 511	$ 517